August 7, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Attn.: Loan Lauren P. Nguyen, Special Counsel

Re:	Avianca Holdings S.A.
Confidential Draft Registration Statement on Form F-1
Submitted June 25, 2013
CIK No. 0001575969

Ladies and Gentlemen:

On behalf of our client Avianca Holdings S.A. (the “Company”), set forth below are responses to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”), dated July 22, 2013, concerning the Confidential Draft Registration Statement on Form F-1 (the “Registration Statement”) submitted by the Company on a confidential basis. We have revised the Registration Statement in response to the Staff’s comments and are submitting on a confidential basis concurrently with this comment response letter a revised Registration Statement, which reflects these revisions and generally updates certain information.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the Staff’s comment letter. Page references in the responses correspond to the pages of the revised Registration Statement. Where modifications were made on language that appears multiple times in the Registration Statement, the changes were made in each place such language appears. The responses and information described below are based upon information provided to us by the Company.

General

1.	In addition to the included map at the forefront and back cover of your prospectus, prior to printing and distribution of the preliminary prospectus, please provide us with mockups of any pages that include any pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials.

The Company will be happy to provide the Staff with mockups of any pages that include any pictures or graphics (in addition to the included map at the forefront and back cover of the prospectus) prior to printing and distribution of the preliminary prospectus.

2.	Please include pro forma financial statements prepared in accordance with the requirements of Rule 11 of Regulation S-X to reflect the respective transactions indicated in the capitalization section of the filing on page 58.

In response to the Staff’s comment, the Company has removed the pro forma adjustments for the transactions indicated on page 60. These transactions will be reflected in the Company’s June 30, 2013 financial statements to be included in the Registration Statement prior to filing publicly, and therefore pro forma disclosure will not be required. In connection with comment 36 below, the Company agrees to include information in the Capitalization section as of a date within 60 days of public filing.

3.	We note your disclosure on pages 111-113 and 126 of your registration statement regarding your flights to Havana. Additionally, on page 117 you disclose that you have a strategic code share agreement with Cubana, a Cuban airline. You also disclose on page 117 that you are a member of Star Alliance. The Star Alliance website indicates that current Star Alliance members provide flights servicing Cuba, Iran, Sudan and Syria. News articles confirm these flights. Cuba, Iran, Sudan and Syria are designated by the U.S. Department of State as state sponsors of terrorism and are subject to U.S. economic sanctions and export controls. We note that your registration statement provides limited information regarding flights to Cuba, and does not provide disclosure about Iran, Sudan and Syria. Please describe to us the nature and extent of your past, current, and anticipated contacts with Cuba, Iran, Sudan and Syria, whether through subsidiaries, affiliates, alliance partners or other direct or indirect arrangements. Your response should describe any services, products or technology you have provided to or received from Cuba, Iran, Sudan or Syria, directly or indirectly, and any agreements, commercial arrangements, or other contacts you have had with the governments of these countries or entities controlled by their governments, including overflight payments.

For the years ended December 31, 2012, 2011 and 2010, the Company’s flights to and from Cuba accounted for revenues of approximately $37 million, $26 million and $22 million, or 0.8%, 0.7% and 0.8%, respectively of the Company’s total revenue. For the years ended December 31, 2012, 2011 and 2010, the Company generated approximately $3 million, $3 million and $4 million of sales in Cuba, respectively. The Company entered into a codeshare agreement with Cubana, which became effective in September 1996, the nature of which is commercially driven and pursuant to which the Company was able to market flights with its designator code “TA” in certain routes within Cuba. This agreement is still effective but the Company has not used codeshare arrangements with Cubana since May 2013. Cubana de Aviacion, S.A. is a government wholly-owned entity. Cubana airlines is a wholly-owned government-owned entity. The Company provides passenger air transportation services between Cuba and Colombia, Peru, Costa Rica and El Salvador and is subject to a bilateral air transport agreement between the Colombian and Cuban governments providing for the exchange of air traffic rights between the two countries. The Company does not provide or receive any other services, products or technology and does not, directly or indirectly, have any other agreements, commercial arrangements, or other contracts with the government of Cuba or any entities controlled by Cuba, except in connection with scheduled operations to Havana, for which the Company needs to enter into agreements or arrangements with airport authorities, fuel and ground handling service providers, and any other agreement normally required for an airline to perform its ordinary operations. In flying to Cuba, the Company complies with the temporary sojourn requirements set forth in Title 15 § 740.15. All aircraft flown to Cuba are leased, non-U.S. origin and have Colombian or U.S. registration. The Company maintains operational control of its aircraft on flights to and from Cuba at all times. The Registration Statement contains limited disclosure relating to the Company’s operations in Cuba because such operations represent less than 1% of the Company’s total revenues.

The Company operates no flights to Iran, Sudan or Syria. The closest destination to these countries that the Company flies to is Spain, which the Company has 4 routes to, all originating in Colombia. As the Staff points out, other member airlines of the Star Alliance, which the Company is a member of, or other non-star alliance airlines, have flights to these countries. Because of the Company’s membership in the Star Alliance or because the Company has arrangements with other airlines, it is possible for passengers to book flight itineraries that include one of the Company’s flights and that either end or begin in Iran, Sudan or Syria. For each of the years ended December 31, 2012, 2011 and 2010, the Company derived less than 0.01% of its revenues from such flights. Because the Company does not operate any flights to these countries, but only has arrangements on a few flights that end or begin in these countries, the Company does not receive or provide any services, products or technology from these countries directly or indirectly, nor does the Company have any agreements, commercial arrangements, or any other contacts with the governments of these countries or entities controlled by their governments.

4.	Please discuss the materiality of your contacts with Cuba, Iran, Sudan and Syria described in response to the foregoing comment, and whether those contacts constitute a material investment risk for your security holders. You should address materiality in quantitative terms, including the approximate dollar amounts of any associated revenues, assets, and liabilities for the last three fiscal years and the subsequent interim period. Also, address materiality in terms of qualitative factors that a reasonable investor would deem important in making an investment decision, including the potential impact of corporate activities upon a company’s reputation and share value. Various state and municipal governments, universities, and other investors have proposed or adopted divestment or similar initiatives regarding investment in companies that do business with U.S.-designated state sponsors of terrorism. Your materiality analysis should address the potential impact of the investor sentiment evidenced by such actions directed toward companies that have operations associated with Cuba, Iran, Sudan and Syria.

As described in the response to comment number 3 above, an insignificant amount of the Company’s revenues are generated on flights to or from Cuba, and an even smaller amount are generated on arrangements on flights of other airlines to or from Iran, Sudan and Syria. Given the limited nature of the Company’s operations relating to these countries, the Company does not believe these operations represent a material investment risk for its security holders. Because the Company follows the temporary sojourn in its flights to Cuba and does not operate any flights to Iran, Sudan or Syria, the Company does not believe there is material risk to its reputation or share value.

Registration Statement Cover Page

5.	Please reconcile your disclosure on page 4 that your listed principal executive office address, which is in Colombia, with your disclosure in Note 1 on page F-10 that “on March 3, 2011 the company changed its headquarters to Panamá.”

In response to the Staff’s comment, the disclosure on page F-10 has been revised to read “the company changed its registered offices to Panamá.”

Prospectus Cover Page

Market Data, page iv

6.	Please advise whether any of the data provided by the listed sources, such as the data from other third-party sources and industry publication, were commissioned by you. If so, please file consents pursuant to Rule 436 of the Securities Act as exhibits to your registration statement. In this regard, we note the use of data from Boeing to support assertions on page 100. Please advise as to whether this is publicly available data, and if not, please file it as an exhibit.

In response to the Staff’s comment, the Company confirms that none of the listed sources in the Registration Statement were commissioned by the Company. The data from Boeing referenced by the Staff is publicly available.

Prospectus Summary, page 1

7.	We note your statement that you focus on “premier customer service.” Please revise here and throughout your prospectus to state such assertions as beliefs of management, or provide a basis for such assertions.

The Company respectfully submits that the statement referenced by the Staff is accurate as it states that the Company focuses on premier customer service, but does not assert that the Company necessarily achieves premier customer service. With this statement, the Company seeks to differentiate its focus from that of other airlines, which may focus, for example, on low-cost travel.

8.	Please revise here and throughout the prospectus to state as a belief that the merger between Avianca and Taca was between “two established airlines with uniquely complementary operations . . . .” Also substantiate the “uniquely complementary operations” that you referenced. Similarly, please substantiate the statements on pages 2 and 102 that your hub situation is “unique for a single airline.” Alternatively, please remove references to your “unique” attributes.

In response to the Staff’s comment, the Company has revised the language on page 1 to describe the combination of Avianca and Taca as a combination between “two established airlines with geographically complementary operations in the Andean region (Colombia, Ecuador and Peru), in the case of Avianca, and Central America (Belize, Guatemala, Costa Rica, Honduras, El Salvador, Nicaragua and Panama), in the case of Taca.” The Company believes the complementary nature of Avianca and Taca is inherent in their operational focus on two distinct, yet adjacent, areas in Latin America, which the Company believes the revised language clarifies.

In addition, in response to the Staff’s comment, the Company has revised page 2 and other places in the Registration Statement to remove references to the “unique” nature of the Company’s multi-hub system.

9.	We note your statement that you are “the market leader . . . on international flights within the Andean region and Central America (our home market) according to internal data . . .” derived from Travelport Marketing Information Data Tapes. Please revise here and throughout your prospectus to provide quantitative support for this statement. If this statement relies on data that was commissioned by you, please ensure that you follow our prior comment regarding consents and Rule 436.

In response to the Staff’s comment, the Company has modified the language referenced by the Staff to clarify on page 1 and other places this language appears that the market leader position for these markets is based on the number of passengers carried. The Company confirms that the data provided by Travelport Marketing Information Data Tapes was not commissioned by the Company. The Company has also modified the disclosure to state this as a belief of the Company.

10.	Please balance the disclosure in the prospectus summary regarding your growth and the growth of air travel in Latin America by disclosing the economic concerns such as inflation in the respective region.

In response to the Staff’s comment, disclosure has been added on page 2 to describe economic and political risks, including inflation, currency devaluation and political instability, that are present in the Latin American region.

11.	Please briefly describe the basis for your belief that you have “already achieved many revenue-enhancing synergies,” following the merger of Avianca and Taca.

In response to the Staff’s comment, disclosure has been added on page 1 clarifying that the Company’s basis for its belief that revenue-enhancing synergies were achieved through the integration of Avianca’s and Taca’s networks is improved route capacity and efficiency resulting in increases in routes, ASKs and passengers carried since the combination.

12.	Please balance the description of your “modern and efficient fleet” here and throughout by describing the age of your different aircrafts. In this regard, we note that your average jet passenger aircraft age was 4.7 years as of December 31, 2012 and that your total fleet passenger and cargo fleet had an average age of 7.2 and 18.9 years. Similarly, please define what is meant by “fleet complexity.”

In response to the Staff’s comment, the disclosure on page 1 has been modified to refer only to the Company’s passenger jet fleet as modern and efficient. In addition, the Company intended reducing “fleet complexity” to mean that with less types of aircraft in the Company’s fleet the maintenance and operation of the fleet would be less complex. In response to the Staff’s comment, the Company has modified the disclosure on page 1 to state the Company’s focus on “increasing homogeneity in [its] fleet” instead of reducing “fleet complexity.”

13.	We note your statement in the first paragraph on page 2 that your LifeMiles frequent flyer program “has become a significant Latin American frequent flyer program in terms of members . . . .” Please support this assertion by quantifying the amount of members enrolled in this program.

In response to the Staff’s comment, disclosure on page 2 has been modified to state that LifeMiles had approximately 4.8 million members as of December 31, 2012.

Our Strengths, page 2

14.	Please revise to provide the basis for your belief that the Avianca brand is “associated with superior service in the minds of customers . . . .” Additionally, please revise to clarify here what is meant by “Excelencia Latina (Latin Excellence).”

In response to the Staff’s comment, the basis for the Company’s belief that the Avianca brand is associated with superior service in the minds of customers is based on (i) a Star Alliance-conducted customer satisfaction survey, in which Avianca’s ratings significantly outperformed the Star Alliance average, (ii) a survey on the likelihood of customers to recommend Avianca to friends and relatives, in which Avianca outperformed the majority of its peers in the Latin American region, and (iii) numerous awards related to customer service and staff that Avianca has received, some of which are mentioned on page 2. Disclosure has also been modified to state that this association with superior service is in “the minds of many customers.”

Additionally, in response to the Staff’s comment related to Excelencia Latina, disclosure on page 2 has been revised to clarify that this is “the ideal [the Company] set[s] for [its] service goals.”

15.	Please revise throughout your prospectus to remove qualitative marketing-type terminology that is not susceptible to objective measurement, such as “attractive destinations,” and “greater comfort” on page 2, “superior customer service and unique culture,” “world-class operating performance with a warm, Latin American service culture,” “most dedicated personnel,” “best-in-class,” and “top quality,” on page 3, “top-player, “ on page 108, “world class,” on page 117, “forward-looking vision,” on page 119, and “excellent” on page 128.

In response to the Staff’s comment, the Company has revised disclosure on pages 2, 3, 110, 119, 122 and 131 to remove the specified language or modify the use of the terms to make clear that they are only aspirational. In the case of use of the term “greater comfort,” the Company respectfully submits that the Company’s modern jet aircraft allow them to transport passengers in greater comfort than would be possible with older aircraft.

16.	We note your statement on page 3 that with an average jet passenger aircraft age of 4.7 years, you are “one of the youngest among Latin American airlines.” Please balance your discussion with the fact that your overall fleet age is 6.9 years, as disclosed on page 120, and that the aircrafts under your operating leases may affect the average of your fleet.

In response to the Staff’s comment, disclosure has been added on page 3 indicating that the average age of the Company’s overall fleet is 6.9 years. In addition, the Company advises the Staff that all aircraft ages stated in the Registration Statement include aircraft under operating leases.

17.	Please revise to substantiate your statement that your senior management team has a “proven operating track record.”

In response to the Staff’s comment, the referenced language has been removed.

Our Strategy, page 3

18.	Please balance the disclosure in this sub-section by clarifying that you have not been in compliance with certain covenants and that certain of your subsidiaries are not currently in compliance with applicable financial covenants under respective agreements.

In response to the Staff’s comment, disclosure has been added on page 3 stating:

“While we face challenges in our business, we are optimistic that successful implementation of our strategy will help us grow and increase our profitability.”

The Company respectfully submits that it does not believe disclosure of the non-compliance of certain subsidiaries with applicable financial covenants under respective agreements is necessary for investors to fully consider the Company’s strategies. In addition, the Company discloses information related to this non-compliance in detail on pages 23, 88, 89 and 91.

19.	Please state as a belief of management on pages 4 and 103 that there is an “increasing demand for air travel within Latin America.”

In response to the Staff’s comment, the Company has qualified this statement as its belief.

Summary Financial and Operating Data, page 8

20.	Please revise throughout your filing so that financial and other information read consistently from left to right in the same chronological order. We note, for example, that your consolidated financial statements beginning on page F-3 begins with the latest period and ends with the earliest period while your summary data begins with the earliest period and ends with the latest period. Refer to SAB Topic 11.E for guidance.

In response to the Staff’s comment, the order of financial and other Company historical information has been modified to read consistently in chronological order with the most recent periods on the left and the earliest periods on the right.

Summary Financial and Operating Data (IFRS), page 8

Operating Data, page 11

21.	Refer to the line items “Passenger revenue per ASK (PRASK),” “Operating revenue per ASK (RASK),” “Cost per ASK (CASK)” and “CASK excluding fuel.” Please verify the amounts presented and clarify the basis for the measure for each line item. Based on information on pages 67 and 74, it appears the basis for each measure is intended to be in US cents, and that the amounts here do not appear to be consistent with the corresponding amounts presented on pages 67 and 74. From the amount reported on the statement of comprehensive income and the ASK reported on this page, it appears that PRASK for 2011 may be 9.6. Please advise and revise as appropriate on this page, and conform similar presentations contained elsewhere in the filing (for example, page 62).

In response to the Staff’s comment, disclosure on pages 12, 13, 64 and 65 has been revised to correct certain calculations of these metrics and to correct the units to be in U.S. cents.

Risk Factors, page 18

Risks Relating to Our Company, page 18

We may not be able to obtain the capital we need to finance our growth, page 20

22.	Please revise to remove subjective description of your growth plans, such as the term “ambitious.” Please also clarify what you mean by “underserved markets.”

In response to the Staff’s comment, the word “ambitious” has been removed and “underserved markets” has been replaced with “markets where we believe demand for air travel exceeds availability of flights.”

We have significant financing costs and expect to incur additional financing costs, page 21

23.	We note that you have significant financing costs related to your aircraft operating leases. Please separately include a risk factor describing the attendant risks of having a significant amount of off-balance sheet operating leases.

In response to the Staff’s comment, a new risk factor has been added on page 22 reading:

“We have significant off-balance sheet arrangements.

We have significant off-balance sheet arrangements, which must be taken in to account in evaluating our overall level of leverage and financial health. As of December 31, 2012, we had $984.2 million of off-balance sheet arrangements, primarily related to obligations under our operating leases for aircraft in our fleet. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Off-Balance Sheet Arrangements.” The amount of these off-balance sheet arrangements may grow in the future as we incorporate new aircraft into our fleet under our fleet modernization plan, many of which could be through operating leases.”

24.	Please include the total amount of debt outstanding at the latest period ending date presented in the filing and interest expense incurred for 2012.

In response to the Staff’s comment, the requested disclosure has been added on page 22.

Our existing debt and lease financing arrangements contain restrictive covenants, page 21

25.	Please revise the risk factor heading to clarify that you were not in compliance with certain covenants and that certain of your subsidiaries are not currently in compliance with applicable financial covenants. We note that you are a holding company. Also revise to describe the extent of such non-compliance and disclose the financial ratio related to Taca.

In response to the Staff’s comment, disclosure on page 23 has been revised to state in the heading of this risk factor that certain subsidiaries of the Company are not in compliance with certain of their debt covenants, to state the extent of non-compliance of Avianca’s financial ratio and to state the financial ratios related to Taca International.

A significant percentage of our sales depends on our relationships with travel agencies, page 30

26.	Please revise to address the extent to which the internet has made it much easier for individuals and others to plan the details of their own trips, minimizing the role of traditional travel agencies, and explain how such self-managed trips may affect your business and your relationships with these travel agencies.

In response to the Staff’s comment, disclosure on page 31 has been revised to state that the internet may “may minimize the roles of travel agencies in the future.”

Increases in our fuel costs or disruptions in our fuel supply, page 32

27.	We note your disclosure in the second-to-last paragraph of this risk factor that there could be continued high fuel price volatility. Please clarify and quantify whether current fuel prices are high or low in comparison to historical prices, so that investors can assess the discussed risk. Also, revise the risk factor heading to address the current status of fuel prices so that investors can assess whether fuel prices are at a low or high point.

In response to the Staff’s comment, disclosure has been added on page 34 reading:

“From the beginning of 2006 to the end of 2012, the average price of West Texas Intermediate (“WTI”) crude oil, a benchmark widely used for crude oil prices that is measured in barrels and quoted in U.S. dollars, increased from $63.45 per barrel to $91.82 per barrel. During 2008, fuel prices experienced significant volatility, with WTI crude prices in excess of $140 per barrel during the summer before dropping to $44.60 to close the year. Prices then increased to approximately $71 per barrel in the second half of 2009. During 2010, prices gradually increased and closed the year at approximately $90 per barrel and by the end of 2011, prices had reached approximately $99 per barrel. The average price of WTI as of June 28, 2013 (the last trading date in June) was $96.56.”

Risks Relating to Colombia, Peru, Central America and Other Countries, page 36

28.	We note that some of your risk factors in this section are not preceded by subheadings describing a risk factor. Please include a subheading for each risk factor and clearly and concisely identify a risk under each risk factor subheading so that an investor can identify the risks.

The Company has organized its risk factors on pages 38 to 40 by country. In response to the Staff’s comment, disclosure on these pages has been revised to give each country-specific risk factor section a bold italicized subheading.

Risks Relating to the ADSs and our Preferred Shares, page 42

One of our minority shareholders has negative control, page 42

29.	Please define what you mean by “negative control” as used in this risk factor.

In response to the Staff’s comment, disclosure on page 43 has been revised to remove the term “negative control” throughout the document and to replace it with “has veto power over certain transactions” or similar language.

Our shareholders’ ability to receive cash dividends may be limited, page 44

30.	It appears that you may also be affected by Colombian corporate laws as they relate to your dividend policy. We note that your preferred shares are governed by Colombian law. Please revise this risk factor to address any related risks or explain to us why this is unnecessary.

In response to the Staff’s comment, the Company respectfully submits that Colombian corporate law does not affect its ability to pay dividends. The Company is incorporated in Panama and generally subject to the laws of Panama and the Company’s shares were issued (or created) under Panamanian law. The Company is therefore subject to Panamanian corporate laws. While the Company’s preferred shares were offered and placed in accordance with Colombian securities law and are listed on the Colombian stock exchange in accordance with Colombian law, the Company is not generally subject to Colombian corporate law. In short, the Company is subject to Colombian securities law, but not Colombian corporate law.

As a foreign private issuer, we are permitted to, and we will, rely on exemptions, page 47

31.	Please revise this risk factor to discuss the specific corporate governance matters affected in this risk factor, and disclose whether applicable home country requirements provide less protection than those required under NYSE rules. With a view towards revised disclosure, please discuss the fact that you are incorporated in Panama but your preferred shares trade in Colombia. As appropriate, also revise your disclosure on pages 156-157.

In response to the Staff’s comment, disclosure has been revised on page 48 to explain that the Company, while a Panamanian company, is generally subject to Colombian securities laws as a result of its issuance of preferred shares in Colombia and listing on the Colombian Stock Exchange. Disclosure has also been added on pages 48 and 161 to expand the description of specific corporate governance matters where Colombian requirements may provide less protection than NYSE rules.

Market Price of Our Preferred Shares, page 51

Our Preferred Shares, page 51

32.	In the text immediately prior to the first table on page 51, you state you are providing, for each year since your preferred shares began trading on May 11, 2011, the high and low closing prices in Colombian pesos of your common shares and investment shares on the Colombian Stock Exchange. The table sets forth such information for your preferred shares. Please revise the text or the table, as appropriate.

In response to the Staff’s comment, the reference to preferred shares and investment shares on page 52 has been corrected to refer to preferred shares.

33.	Also, in addition to the information in the tables on pages 51-52 listing the highest and lowest closing prices for your preferred shares over the past several quarters and months, please also provide the average daily trading volume for your preferred shares on the Colombian Stock Exchange for each of the quarters and months listed.

In response to the Staff’s comment, the requested disclosure has been added on pages 52 and 53.

Use of Proceeds, page 54

34.	Please revise to indicate the approximate estimated net amount of the proceeds that you will use to finance your fleet modernization plan and other principal intended purposes. Refer to Item 3.C of Form 20-F.

In response to the Staff’s comment, disclosure on page 55 has been revised to state that the Company plans to use “substantially all” of the proceeds from this offering for its fleet modernization plan.

Ratio of Earnings to Fixed Charges and Preferred Share Dividends, page 54

35.	In a future amendment, please include the ratio of earnings to fixed charges and preferred share dividends for the two years ended December 31, 2012.

In response to the Staff’s comment, the ratio of earnings to fixed charges and preferred share dividends for the two years ended December 31, 2012 have been added on page 56.

Capitalization, page 58

36.	Upon public filing, please update this section to reflect information as of a date no earlier than 60 days prior to the date of the amended document. Refer to Item 3.B. of Form 20-F.

The Company confirms that it will reflect information as of a date no earlier than 60 days prior to the date of the amended Registration Statement prior to public filings.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 65

Results of Operations, page 72

Interest expense, page 76

37.	We note your disclosure concerning the phase out of your cargo fleet in connection with your fleet modernization plan. Please reconcile this disclosure with your disclosure elsewhere in the filing in regard to your strategy to grow your cargo operations.

In response to the Staff’s comment, disclosure has been added on page 78 to clarify that the reference to the phase out of the Company’s cargo fleet is related to the retirement, or phase out, of two older Boeing aircraft in the cargo fleet and not the entire cargo fleet, in preparation for the addition of four new Airbus 330F cargo aircraft. One of these Airbus aircraft was received in 2012, and, as disclosed on page 92, three more are scheduled to be received in 2013. These new Airbus aircraft, which are larger than the older Boeing aircraft, contribute to the growth of the Company’s cargo operations.

38.	Please explain to us and disclose what the “one time event charges related to the phase out of our cargo fleet in connection with our fleet modernization plan” represents.

In response to the Staff’s comments, disclosure has been added on page 78 to describe the nature of these one time event charges as follows:

“We decided to phase out two of our leased Boeing 767-200 aircraft in our cargo fleet in 2012 because we planned to replace these aircraft with four new A330F aircraft, each with 40% more cargo capacity than the type of aircraft being replaced. Under the terms of the lease governing the Boeing 767-200 aircraft, the most economical way for us to phase out these aircraft was to exercise the purchase option contained in these leases and then sell the aircraft. In accordance with International Accountings Standards, or IAS, 17, these two aircraft were recognized as financial leases on our consolidated statement of financial position for financial reporting purposes. Finance lease payables recognized by a lessee are subject to the derecognition provisions of IAS 39. Finance lease payables are derecognized only when the lessee’s obligation in terms of the lease contract is extinguished (i.e. the obligation is discharged or cancelled or expires). As a result of the purchase of the aircraft a new liability is raised for the new debt and the previous finance lease payable is derecognized in accordance with IAS 39.40. The difference between these liabilities is recognized in profit and loss as an interest expense.”

Liquidity and Capital Resources, page 83

39.	We note your disclosure on page 6 that you have adopted a dividend policy that provides for the payment of annual dividends to the holders of your common and preferred shares equal to at least 15% of your annual distributable profits. Please discuss how your anticipated dividend policy is expected to impact your liquidity. In addition, discuss to what extent you would have been able to pay dividends on this basis in the past.

In response to the Staff’s comment, disclosure has been added on page 86 describing the impact of the dividend policy on the Company’s liquidity as follows:

“we do not expect our dividend payment policy (15% of the distributable profits of each year) to have a significant impact on our liquidity. For the next five years we estimate that, if dividends are paid in accordance with this policy, the dividend policy would have an average effect of approximately $46.1 million, or 5.7% of our estimated average yearly cash and cash equivalents of $814.0 million. In 2012, the first year we applied the dividend payment policy, the effect was $25.6 million, or 6.4% of 2012 total cash and cash equivalents.”

40.	We note that you are a holding company with no independent operations or assets and are dependent on cash flow generated by your subsidiaries. Please revise to disclose the nature and terms of any restrictions imposed on your ability to obtain cash from your subsidiaries by dividend or loan under debt or other agreements. In connection with this, please refer to Rule 4-08(e), 5.04(c) Schedule I and Rule 12-04 of Regulation S-X and include required disclosures and schedules.

In response to the Staff’s comment, disclosure has been added on page 86 describing restrictions on the Company’s ability to obtain cash from its subsidiaries.

41.	You disclose on page 41 that there are restrictions that limit you from remitting cash from Venezuela outside of Venezuela. Given the significant cash balance that you have in Venezuela (based on your disclosure on page 41), please expand your disclosure to discuss the consequences on your liquidity and cash flows of any extended periods it takes for you to repatriate cash from Venezuela and what measures you take to ensure sufficient liquidity pending repatriation.

Pages 93 and 94 contains disclosure on the impact Venezuelan remittance delays has on the Company’s liquidity. In response to the Staff’s comment, disclosure has been added on page 94 to expand on the impact of Venezuelan remittance delay on the Company’s liquidity as follows:

“Although these amounts are significant, our experience has been that we are able to eventually remit funds from Venezuela, but that the period of delay between the time when cash is received by us in Venezuela and when the remittance is approved perpetuates a continuous balance of funds awaiting approval of remittance. In order to mitigate the impact of this lag, we make every effort to comply with relevant procedures and expedite the remittance of funds, use unremitted funds in Venezuela to pay all of our operational expenses in Venezuela and constantly monitor the route profitability in Venezuela, factoring in the costs of the delay in the remittance of funds. We believe the Venezuelan government will continue honoring their money transfer commitments and so far we believe that the delayed recovery will not have a material impact on our liquidity.”

Cash Flows provided by Operating Activities, page 84

42.	Please clarify your analysis in regard to how the factors disclosed directly affect cash regarding the variance in net cash flows of operating activities and quantify each factor indicated so that investors may understand the magnitude of each. For example, please specifically disclose how “an increase in air traffic liability” contributed to the increase in operating cash in fiscal 2012, and clarify how the indicated factor for changes in operating profit, that is prepared on an accrual basis, directly impacted operating cash.

In response to the Staff’s comment, disclosure on page 86 has been modified to state that the increase in operating cash flows resulted primarily from:

“a net income of $38.3 million in 2012 compared to a net income of $99.9 million in 2011; an increase in air traffic liability of $51.0 million which directly improved our operating cash flows as air traffic liability relates to tickets sold in 2012 for transportation services that will be provided in 2013. In addition, deposits with lessors decreased by $62.7 million as a result of maintenance work performed on aircraft and engines, partially offset by changes in trade accounts receivables in 2012 of ($30.6) million, driven by sales increase, income tax paid of $(15.8) million and a decrease of ($10.8) million in accounts payable.”

Debt and Other Financing Agreements, page 84

43.	You disclose here and elsewhere that you are not in compliance with certain covenants that are associated with your financing and debt arrangements. Please disclose your expectations regarding compliance with these covenants in the next 12 months. In addition, disclose the calculated amount in addition to the covenant’s acceptable range for each covenant that was not in compliance so investors can assess the extent of noncompliance with the covenant. Also, if there are any covenants for which there is risk of non-compliance, disclose the affected covenant and the associated calculated and compliance threshold amounts so that investors may also assess the extent of compliance.

In response to the Staff’s comment, disclosure on pages 88, 89 and 91 has been added to enhance the disclosure related to the Company’s subsidiaries non-compliance with certain covenants in the manner requested by the Staff.

Commitments and Contractual Obligations, page 89

44.	Please revise your contractual obligations table to follow Item 5.F of Form 20-F. Additionally, please include footnote information to explain the obligations, such as the aircraft and engine purchase commitments, and clarify whether the commitments are described under the two paragraphs under the “New Aircraft Purchases” section directly above.

In response to the Staff’s comment, the table on page 92 has been revised to comply with the form and the requested footnote disclosure has been added.

Industry, page 93

45.	Please explain why, under the heading “Growth of Intra Latin American Traffic” on page 94, you cite to the growth of “domestic and international traffic within Latin America …” Particularly, please clarify how international traffic constitutes “intra Latin American” traffic.

References to “international traffic within Latin America” and “intra Latin American traffic” both refer to air traffic between two different Latin American countries. In response to the Staff’s comment, page 97 has been revised to consistently use the term “international traffic within Latin America.”

46.	Please revise the table on page 95 to provide figures for Ecuador and Costa Rica, or explain why this data is not available.

In response to the Staff’s comment, the table on page 98 has been revised to include Ecuador and Costa Rica.

Colombian Aviation Market, page 96

47.	Please either revise to state as a belief or substantiate your statements on page 96 that Colombia has “inadequate road and rail infrastructure,” and on page 98 that Peru has a “lagging infrastructure.” Additionally, please revise to state as a belief on pages 96 and 97 that air travel is “convenient and attractive.”

In response to the Staff’s comment, disclosure on page 99 has been modified to refer to such statements as the Company’s belief.

48.	We note that the “Other” section of your Domestic Service chart on page 97 contains 37.3% of total passengers. Please explain in a footnote what constitutes “Other.” Also make similar revisions on page 99.

In response to the Staff’s comment, pages 100 and 103 have been revised to add footnote disclosure describing what constitutes the “Other” line items.

Business, page 101

49.	Please revise to state as a belief the statement on page 108 that DEPRISA has “strong brand recognition and reputation in Colombia.”

In response to the Staff’s comment, disclosure on page 110 has been revised to state the above-referenced statement as the Company’s belief.

50.	Please clarify what is meant by the statement on page 117 that you “measure the economics of loyalty as if it were a separate business.” Alternatively, please remove such disclosure.

In response to the Staff’s comment, disclosure on page 120 has been revised to state that:

“We monitor LifeMiles performance carefully and believe that in the future it has the potential to offer strategic partnerships and other opportunities.”

Properties, page 130

51.	We note your disclosure on page 131 that “some of these leases, however, may be for periods of up to ten years.” Please disclose which properties are held on non-month to month bases. Additionally, please file all material lease agreements as exhibits.

In response to the Staff’s comment, disclosure on page 134 has been modified to state that the majority of the Company’s leases are long-term leases with monthly rent obligations. The statement that the majority of the Company’s leases are month-to-month was erroneous. In addition, the Company has updated the exhibit list to indicate its intention to file the English translations of its leases for the El Dorado and Puente Aéreo airports.

Intellectual Property, page 133

52.	Please either provide a basis for, or remove statements indicating your belief that, “the Avianca brand is a household name in Colombia and the Andean countries of Ecuador, Peru and Venezuela,” and that your brand “is deeply rooted in Colombian culture and is a source of national pride to many Colombians and people of Colombian origin living abroad.” Please remove unnecessary marketing language.

In response the Staff’s comment, disclosure on page 136 referring to Avianca as a household name in the Andean region with deep roots in the culture of Colombia have been removed. Disclosure referring to Avianca as a household name in Colombia has been retained. The Company’s belief that Avianca is a household name in Colombia is based on a top-of-mind study by a Colombian magazine and website Dinero that found that Avianca was the airline on the top of 82% of Colombian’s minds. The Company believes this information pertaining to the value of the Avianca brand is relevant when discussing the intellectual property of the Company.

53.	If material, please quantify your research and development costs over the past 3 years. Refer to Item 5.C of Form 20-F.

The Company confirms that its research and development costs over the past 3 years were not material.

Management, page 153

Corporate Governance, page 156

54.	We note the disclosure that with certain exceptions foreign private issuers are permitted to follow home country practice standards. Although you are incorporated in Panama, you have provided a comparison between Colombian corporate governance and those of the NYSE listing standards. Please also consider adding a discussion with regards to Panama corporate practices or tell us why this is unnecessary.

The Company respectfully submits that a discussion of Panamanian corporate practices is not necessary. The Company is incorporated in Panama, but because it does not offer its securities in Panama it is not subject to Panamanian securities laws. In addition, general corporate law in Panama does not impose any meaningful restrictions on corporate governance (in a similar way, for example, the State of Delaware does not impose meaningful restrictions on the corporate governance of a Delaware corporation). The corporate governance restrictions of the NYSE relate to trading of securities on that exchange and are also interrelated with U.S. securities laws. Therefore, because the Company is listed on the Colombian Stock Exchange and subject to Colombian securities laws, the comparison of the NYSE corporate governance requirements to our corporate governance requirements under the Colombian Stock Exchange and Colombian securities laws is apt. However, comparing stock exchange listing requirements and U.S. securities laws to Panamanian corporate laws (which are more akin to state corporation laws) would not be appropriate.

Compensation, page 159

55.	Please tell us whether you are required to disclose, or have disclosed, the executive compensation of your named officers and directors on an individual basis for your most recently completed year in Colombia, or in Panama, as may be applicable. Refer to Item 6.B.1 of Form 20-F.

The Company, its Colombian counsel and Panamanian counsel confirm that disclosure of this information is not required in either Colombia or Panama.

56.	We note your disclosure that payments to beneficiaries of the compensation plan will be “effected by an autonomous trust managed by a Colombian trust company.” When available, please identify the Colombian trust company.

In response to the Staff’s comment, disclosure has been added on page 163 to identify the trust company as Fiduciara Bogotá.

57.	Please revise to disclose the total amount accrued by the company to provide pension benefits. Refer to Item 6.B.2 of Form 20-F.

In response to the Staff’s comment, disclosure has been added on page 163 stating:

“We had accrued pension benefits of $458.1 million, $384.8 million and $362.7 million as of December 31, 2012, 2011 and January 1, 2011, respectively.”

Principal and Selling Shareholders, page 161

58.	Please identify the individual or individuals who have voting and dispositive power with respect to the shares held by Synergy Aerospace Corp., and Kingsland Holding Limited.

In response to the Staff’s comment, disclosure on page 165 has been added to indicate the individuals with dispositive voting power of Synergy’s and Kingsland’s shares.

59.	Please confirm that when you update the prospectus to include detailed information regarding selling shareholders, that you will disclose the nature of any position, office or other material relationship that the selling shareholder has had within the past three years with the company or any of its predecessors or affiliates. Refer to Item 9.D of Form 20-F.

The Company confirms that it will disclose the nature of any position, office or other material relationship any selling shareholder had with the Company or any of its affiliates or predecessors in the last three years.

Shares Eligible for Future Sale, page 186

Rule 144, page 186

60.	In your discussion of persons able to sell your shares under Rule 144 beginning 90 days after the date of the prospectus, the first bullet point should refer to your preferred shares, not to your common shares. Also, paragraph (k) of Rule 144 was removed from Rule 144 in the revisions to that rule set forth in Release No. 33-8869, February 15, 2008.

In response to the Staff’s comment, disclosure on page 190 has been revised to correct the reference to preferred shares and to remove the language relating to Rule 144(k).

Underwriting, page 196

61.	Please revise to indicate that the selling shareholders may be deemed underwriters.

In response to the Staff’s comment, disclosure on page 200 has been revised to indicate the selling shareholders may be deemed underwriters.

Validity of Securities, page 209

62.	We note your statement that the “validity of the preferred shares and other matters governed by Panamanian law will be passed upon for us by Icaza, González-Ruiz & Alemán.” In light of your disclosure on page 167 that your preferred shares are “currently registered in the Colombian National Registry of Securities and Issuers” and that “any dispute that arises from the sale and purchase of preferred shares is subject to the Colombian laws and regulations and to the jurisdiction of Colombian courts,” please tell us whether you will also provide an opinion under Colombian law. As soon as practicable, please provide draft opinions for review. Please also provide addresses for the law firms mentioned. Refer to Item 10.G. of Form 20-F. Similarly, please provide an address for your accounting firm.

The Company respectfully submits that the determination of the validity of the preferred shares (that they are legally paid, fully issued and non-assessable) is an opinion related to the corporate law of the Company’s place of incorporation, which is Panama. The Company does not believe the fact that it is subject to Colombian securities laws affects the validity of its preferred shares. The Company will make opinions available to the Staff as soon as practicable.

In addition, in response to the Staff’s comment, disclosure has been added on page 213 to show the addresses of the law firms mentioned and the address of the Company’s accountants.

Independent Auditor’s Report, page F-2

63.	It does not appear that the entity “Ernst & Young Audit S.A.S.” is registered with the Public Accounting Oversight Board (“PCAOB”). Please advise how your independent accountant and its related report comply with the registration requirements of the PCAOB.

In response to the Staff’s comment, the Company’s auditors have advised that during April 2013, Ernst & Young Audit Ltda. changed the legal form of the firm, from a limited liability company to a corporation (Ernst & Young Audit S.A.S.). This is only a change in the legal corporate type, and does not impact its social purposes and activities. Ernst & Young reported this firm name to the PCAOB through the annual reporting of Form 2 on June 25, 2013 according to PCAOB regulations.

Notes to Consolidated Financial Statements, page F-10

Note 9: Balances and transactions with related parties and personnel expenses, page F-42

64.	Please tell us the facts and circumstances that generated the key management personnel compensation receivable and the nature of the expenses incurred for which repayment is sought.

Key management compensation as disclosed by the Company in Note 9 relates to compensation expense incurred for the years ended December 31, 2012 and 2011, rather than amounts due from management and employees. In response to the Staff’s comment, the Company has revised its disclosures on page F-43 to clarify these amounts relate to cost incurred and expensed, rather than amounts due on the Company’s consolidated statement of financial position.

Note 18: Accounts payable, page F-54

65.	Please tell us and disclose what “social charges” represent.

“Social charges” represent payroll taxes due on salaries and other compensation earned by employees of the Company in the various jurisdictions in which it operates. In response to the Staff’s comment, the Company has revised disclosure on page F-54 to use the term of “payroll taxes” instead of “social charges” and to add footnote disclosure stating:

“Represent payroll taxes and contributions due on salaries and other compensation earned by employees of the Company in the various jurisdictions in which it operates.”

Note 23: Equity, page F-60

Capital, page F-60

66.	Please disclose the terms and conditions upon which common stock is convertible preferred stock.

In response to the Staff’s comment, the disclosure on pages F-60 and F-61 have been revised to describe the terms and conditions upon which common stock is convertible into preferred stock as:

“Under the Company’s Bylaws, shareholders of common shares have the right to convert them into preferred shares at a rate of one preferred share for each common share. For the conversion to take place, it shall be sufficient that the holder of the corresponding common share requests in writing to the Secretary of the Company that request. In those events in which the conversion of common shares into preferred shares should imply that the total number of outstanding preferred shares be superior to the outstanding ordinary shares it is necessary to call for a shareholding meeting with the participation of the preferred shareholders to approve such situation with a minimum vote equivalent to 70% of the preferred and of the ordinary shares , unless such situation arises from the effectiveness of a registration of preferred shares with the SEC in which case no approval from the preferred shareholders is required. In any case, the maximum amount of preferred shares outstanding could be equal the total number of outstanding shares minus five.”

67.	We note that during 2012 you repurchased 4,123,491 shares of preferred stock for total consideration of apparently $9.566 million, or $2.32 per share. Based on amounts reported in the consolidated statements of changes in equity, it appears the carrying amount of preferred stock was $1.87 prior to the repurchase. Please explain to us your consideration of paragraph 16 of IAS 33 in reporting the difference between the consideration paid and carrying value per share.

During the year ended December 31, 2012, the Company initiated a series of repurchases of preferred stock in the market. Such purchases were completed through the Bogota Stock Exchange at various dates, and at prevailing market prices, yielding an average price paid per share of repurchased preferred stock of approximately $2.32. Between January 1, 2012 and December 31, 2012, the preferred stock’s market value fluctuated between a low of $1.83 and a high of $2.62 per share. As of December 31, 2012, the preferred stock listed price on the Bogota stock exchange was approximately $2.50 per share.

The repurchases of preferred shares completed in 2012 were made pursuant to, and as a way to finance, the Company’s obligations under the Share Plan, an incentive compensation plan further described in note 22 to the Company’s consolidated financial statements. Under the provisions of the Share Plan, recipients may be eligible to receive a cash payment based on the difference between a 30-day average of listed price of the preferred shares and COP 5,000.

Paragraph 16 of IAS 33 states:

“Preference shares may be repurchased under an entity’s tender offer to the holders. The excess of the fair value of the consideration paid to the preference shareholders over the carrying amount of the preference shares represents a return to the holders of the preference shares and a charge to retained earnings for the entity. This amount is deducted in calculating profit or loss attributable to ordinary equity holders of the parent entity.”

A definition of a tender offer can be found at http://www.sec.gov/answers/tender

“A tender offer is a broad solicitation by a company or a third party to purchase a substantial percentage of a company’s (…) registered equity shares or units for a limited period of time. The offer is at a fixed price, usually at a premium over the current market price, and is customarily contingent on shareholders tendering a fixed number of their shares or units.”

Because the preferred stock repurchases described above were only authorized by the Board and completed to allow the Company to meet its obligation towards the participants of the Share Plan, management believes that such repurchases differ in form and substance from repurchases pursuant to a tender offer, as the ultimate objective of the Company’s transactions was not to retire outstanding shares and return capital to owners, but rather to allow it to meet its existing contractual obligations. This difference in nature between a tender offer and the Company’s repurchases is further evidenced by the Company’s intent to re-sell in the market the preferred stock as and when the Share Plan liabilities will be required to be settled.

Therefore, management believes that the provisions of IAS 33.16 are not applicable to the above described fact pattern and that it appropriately accounted for these transactions in accordance with IFRS.

Note 28: Income tax expense, page F-68

68.	Refer to the line item “Permanent differences from IFRS adjustments” in the table of the reconciliation between the statutory and effective tax rate. Please clarify for us why this description is appropriate given the nature of the contents of this line item as indicated in footnote 2 to the table for this line item. In connection with this, it appears that the exchange rate differences up to $26,481 contained in this line item indicated in the footnote is sufficiently material to be presented in a separate line item to the reconciliation table. Please advise and revise as appropriate.

In response to the Staff’s comment, the Company has revised the disclosure on page F-68 and F-69 to add a line item for exchange rate differences and to rename “Permanent differences from IFRS adjustments” as “Non-deductible expenses,” which are described in the revised footnote as:

“This item includes various permanent differences resulting from non-deductible expenses for Corporate Income Tax purposes in Colombia. Consequently, they are included in the reconciliation between our statutory and effective tax rates. These other permanent differences include various items such as the effect of consolidation of our special purpose entities, and loss on property, plant and equipment.”

Item 8. Exhibits, page II-1

69.	We note your discussion on pages 86 and 87 of various credit agreements with IFC and other entities. As these appear to be material agreements, please either file them pursuant to Item 601(b)(10) of Regulation S-K in your exhibit list, or explain why you think they are not material.

The Company respectfully submits that the IFC Loan Agreement and other credit agreements are not material to the Company because they provide an immaterial amount of debt considering the Company’s overall debt structure. As of December 31, 2012, the Company had total long-term debt of $1.6 billion and total assets of $4.3 billion. The IFC Loan Agreement provides $50 million of debt, which is less than 4% of the Company’s total long-term debt and less than 2% of the Company’s total assets. Additionally, the Company views bank loans related to financing specific aircraft as ordinary course. The other non-ordinary course credit agreements are smaller than the IFC Loan Agreement.

* * * * *

On behalf of the Company, we hereby request that the Staff provide confidential treatment to the Registration Statement. This confidential treatment request is made under the Freedom of Information Act (“FOIA”) pursuant to Title 17 C.F.R. §200.83. It is our understanding that, pursuant to the FOIA regulations, (i) no determination as to the merits of our request for confidential treatment will be made at this time and (ii) if the Staff receives a request for any of the information subject to this request for confidential treatment, we will be notified and provided with the opportunity to substantiate our request for confidential treatment.

If you have any questions or require any additional information with respect to the above, please call David Williams (212-455-7433) or Benjamin Wells (212-455-2516).

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP